Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of cash, cash equivalents and financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 102,949	€ 103,756	€ 103,980	€ 136,792
Short-term investments	20,401	16,080
Cash, cash equivalents and short-term investments	123,350	119,836
Non-current financial assets	34,806	39,878	€ 40,083	€ 38,934
Cash, cash equivalents and financial assets	€ 158,156	€ 159,714